Business Combination (Details) - USD ($)				12 Months Ended
	Nov. 12, 2024	Nov. 05, 2024	Aug. 20, 2024	Sep. 30, 2025	Jun. 25, 2024	Sep. 30, 2023
Business Combination [Line Items]
Purchase price	$ 1,500,000
Exercise price per share (in Dollars per share)		$ 0.72
Expected useful life				5 years		5 years
Business Combination [Member]
Business Combination [Line Items]
Purchase price		$ 2,100,000	$ 4,500,000
Purchase price (in Dollars per share)	$ 0.6	$ 0.6
Deferred tax liabilities				$ 87,118
Goodwil				$ 9,686,164
Purchase Price [Member]
Business Combination [Line Items]
Cash paid			3,000,000
Gross proceeds amount			$ 1,500,000
Purchase price (in Dollars per share)	$ 0.72
SG [Member]
Business Combination [Line Items]
Tax rate				17.00%
Class A Ordinary Shares [Member]
Business Combination [Line Items]
Issuance shares (in Dollars per share)					$ 0.6
Class A Ordinary Shares [Member] | Business Combination [Member]
Business Combination [Line Items]
Issuance shares (in Shares)		2,625,000	780,000
Class A Ordinary Shares [Member] | Purchase Price [Member]
Business Combination [Line Items]
Issuance shares (in Shares)	1,875,000
Class B Ordinary Shares [Member]
Business Combination [Line Items]
Issuance shares (in Dollars per share)	$ 0.6	$ 0.6
Class B Ordinary Shares [Member] | Business Combination [Member]
Business Combination [Line Items]
Issuance shares (in Shares)	2,500,000	3,500,000
Class B Ordinary Shares [Member] | Purchase Price [Member]
Business Combination [Line Items]
Issuance shares (in Dollars per share)			$ 1,620,000